Other financial liabilities	12 Months Ended
Sep. 30, 2019
Other financial liabilities
Other financial liabilities

Note 17. Other financial liabilities[1]

Accounting policy

Other financial liabilities include liabilities measured at amortised cost as well as liabilities which are measured at FVIS. Financial liabilities measured at FVIS include:
▪ trading liabilities (i.e. securities sold short); and
▪ liabilities designated at fair value through income statement (i.e. certain repurchase agreements). Refer to Note 22 for balances measured at fair value and amortised cost.
Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised on the balance sheet in their original category (i.e. ‘Trading securities’ or ‘Investment securities’).

The cash consideration received is recognised as a liability (‘Repurchase agreements’). Repurchase agreements are designated at fair value where they are managed as part of a trading portfolio, otherwise they are measured on an amortised cost basis.

Where a repurchase agreement is designated at fair value, subsequent to initial recognition, these liabilities are measured at fair value with changes in fair value (except credit risk) recognised through the income statement as they arise. The change in fair value that is attributable to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised through the income statement.

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Repurchase agreements	10,604	9,522	10,604	9,522
Interbank placements	9,884	8,848	9,834	8,829
Accrued interest payable	2,627	2,968	2,312	2,633
Securities purchased not delivered	1,398	1,343	1,395	1,343
Trade creditors and other accrued expenses	1,154	1,410	927	1,125
Settlement and clearing balances	1,222	1,347	1,197	1,333
Securities sold short	766	780	766	780
Other	1,560	1,887	1,481	1,701
Total other financial liabilities	29,215	28,105	28,516	27,266

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.